Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATIONS
Net (loss)/income from continuing operations	$ (286.6)	$ 290.2	$ 612.3
Reconciled to net cash provided by operations:
- Share of equity investees' profits	18.4	63.1	0.8
- Impairment of investment in equity investee			6.8
- Deferred income and mining taxes	(59.4)	5.5	40.0
- Profit on disposal of investments	(17.8)	(27.6)	(12.8)
- Impairment of listed investments	10.3	10.5	0.5
- Asset impairments and write-offs	215.3	41.6	9.5
- Depreciation and amortization	568.5	425.8	421.4
- (Profit)/loss on disposal of property, plant and equipment	(10.2)	(0.2)	1.0
- Share-based compensation	40.5	45.5	33.4
- Accretion expense on provision for environmental rehabilitation	10.4	13.9	11.1
- Finance expense capitalized	(18.3)	(13.0)	(9.3)
- Other	(2.6)	(10.5)	(7.4)
- Cash portion of share of equity investee loss	(18.4)	(50.1)
Changes in operating assets and liabilities:
- Receivables	140.7	(109.2)	(33.7)
- Inventories and heap leach pads	(11.0)	(81.6)	(158.1)
- Accounts payable and provisions	(121.3)	110.7	78.1
- Royalties, income and mining taxes payable	(142.5)	22.8	43.6
NET CASH PROVIDED BY CONTINUING OPERATIONS	316.0	737.4	1,037.2
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	30.9	409.5	870.3
NET CASH PROVIDED BY OPERATIONS	346.9	1,146.9	1,907.5
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(543.7)	(943.4)	(748.2)
Proceeds on disposal of property, plant and equipment	10.4	1.4	3.2
Yilgarn South asset purchase	(135.0)
Purchase of listed investments	(3.5)	(0.8)	(0.1)
Proceeds on sale of listed investments	35.0	65.4	13.7
Investment in environmental trust funds	(15.4)	(3.3)	(2.7)
NET CASH UTILIZED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(662.2)	(990.7)	(807.1)
NET CASH UTILIZED IN INVESTING ACTIVITIES - DISCONTINUED OPERATIONS	(54.9)	(381.8)	(416.2)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(717.1)	(1,372.5)	(1,223.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	3,177.7	936.3	1,111.2
Long and short-term loans repaid	(2,971.3)	(975.9)	(597.9)
Increase in noncontrolling interests funding	6.8	27.7	31.0
Purchase of noncontrolling interests	(12.8)	(10.8)	(1,055.6)
Dividends paid to Company shareholders	(61.2)	(364.2)	(174.9)
Dividends paid to noncontrolling interests	(1.1)	(11.5)	(41.9)
Ordinary shares issued	0.8	2.0	6.5
Cash transferred on spin-off of Sibanye Gold	(106.4)
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES - CONTINUING OPERATIONS	30.3	(398.9)	(724.6)
NET CASH PROVIDED BY FINANCING ACTIVITIES - DISCONTINUED OPERATIONS	39.0	514.7
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES	69.3	115.8	(724.6)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(29.7)	21.4	(25.1)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(330.6)	(88.4)	(65.5)
CASH AND CASH EQUIVALENTS - beginning of the year	655.6	744.0	809.5
CASH AND CASH EQUIVALENTS - end of year	325.0	655.6	744.0
Far South East Project [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Investment		(110.0)	(66.0)
South African Black Economy [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Payment to South African Equity interests in South Deep	(2.2)	(2.5)	(3.0)
Mankayan Project-Bezant Resources
CASH FLOWS FROM INVESTING ACTIVITIES
Investment	$ (10.0)		$ (7.0)